Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Apr. 30, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss explanatory

	2021	2022
	HK$	HK$
Unlisted equity securities (note (i))	212,851	87,043
Movie income right investments (note (ii))	81,101	63,091

	293,952	150,134